Note 11 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016	2017	2018
Income:
Net loss attributable to common shareholders, continuing operations	(35,805,469)	(8,753,072)	(1,999,129)
Basic and diluted earnings per share:
Weighted average common shares – Outstanding , continuing operations	8,165,703	11,067,524	11,318,197
Basic and diluted loss per share, continuing operations	(4.38)	(0.79)	(0.18)
Net loss attributable to common shareholders, discontinued operations	(10,141,353)	849,701	554,506
Net loss attributable to common shareholders	(45,946,822)	(7,903,371)	(1,444,623)
Basic and diluted loss per share	(5.63)	(0.71)	(0.10)